Segment reporting	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Segment reporting
2.5.3	Segment reporting

The chief operating decision-maker (CODM), who is responsible for making strategic decisions, allocating resources and assessing performance of the Group, has been identified as the Board of Directors.

Since the acquisition of the oncological platform in 2015, the management and the CODM have determined that there are two operating segments, being:

•	the cardiology segment, regrouping the Cardiopoiesis platform, the Corquest Medical, Inc. (Corquest) platform and C-Cathez; and

•	the immuno-oncology segment regrouping all assets developed based on the CAR-T cell platform.

Although the Group is currently active in Europe and in the United States, no geographical financial information is currently available given the fact that the core operations are currently still in a study phase. No disaggregated information on product level or geographical level or any other level currently exists and hence is also not considered by the Board of Directors for assessing performance or allocating resources.

The CODM is not reviewing assets by segments, hence no segment information per asset is disclosed. As of 30 June 2019, the main Group’s non-current assets are located in Belgium.

Since mid of 2016, the Company is fully focused on the development of its immuno-oncology platform. Therefore, as of June 30, 2019, most of the R&D expenses were incurred in the immuno-oncology segment, in line with prior year.

	For the 6-month period ended June 30, 2019
€’000	Cardiology	Immuno-oncology	Corporate	Group Total
Revenue recognized at a point in time	—	—	—	—
Revenue recognized over time	—	—	—	—
Total Revenue	—	—	—	—
Cost of Sales	—	—	—	—
Gross Profit	—	—	—	—
Research & Development expenses	(93)	(12,612)	—	(12,706)
General & Administrative expenses	—	—	(4,506)	(4,506)
Net Other income/(loss)	134	927	201	1,262
Operating Loss - EBIT	41	(11,685)	(4,305)	(15,950)
Net Financial income/(loss)	94	(93)	(15)	(15)
Profit/(Loss) before taxes	134	(11,778)	(4,320)	(15,965)
Income Taxes	—	—	—	—
Loss for the period	134	(11,778)	(4,320)	(15,965)

During the first half of 2018, the Group had entered into a license agreement with Mesoblast relating to the C-Cathez device, in the Cardiology segment, resulting in €2.4 million revenue recognized.

	For the 6-month period ended June 30, 2018
€’000	Cardiology	Immuno-oncology	Corporate	Group total
Revenue recognized at a point in time	2,399	—	—	2,399
Revenue recognized over time	—	119	—	119
Total Revenue	2,399	119	—	2,518
Cost of sales	—	—	—	—
Gross profit	2,399	119	—	2,518
Research & development expenses	(272)	(10,863)	—	(11,136)
General & administrative expenses	—	—	(5,457)	(5,457)
Net Other income/(loss)	(712)	(4,160)	155	(4,717)
Operating loss	1,415	(14,904)	(5,302)	(18,791)
Net financial income/(loss)	—	—	332	332
Profit/(Loss) before taxes	1,415	(14,904)	(4,970)	(18,459)
Income taxes	—	—	—	—
Profit/(Loss) for the period	1,415	(14,904)	(4,970)	(18,459)